Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Carrying Amount	$ 34,375	$ 14,400
Hull S407 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Yard Installments	8,050
Capitalized Expenses	894
Carrying Amount	8,944
Hull S418 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Yard Installments	7,825
Capitalized Expenses	430
Carrying Amount	8,255
Hull S419 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Yard Installments	7,825
Capitalized Expenses	120
Carrying Amount	7,945
Hull S414 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Yard Installments	4,590
Capitalized Expenses	10
Carrying Amount	4,600
Hull S417 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Yard Installments	4,622
Capitalized Expenses	9
Carrying Amount	4,631
Hull S407,S414,S417,S418 and S419 [Member]
Note 4 - Advances for Vessels Acquisitions / Under Construction (Details) - Advances for Vessels Acquisitions / Under Construction [Line Items]
Yard Installments	32,912
Capitalized Expenses	1,463
Carrying Amount	$ 34,375